Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Class, Including Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 388,213	$ 312,028
Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	385,520	309,520
Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,230	1,202
Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	491	472
Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	972	834
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	135,690	112,023
Commercial [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	135,077	111,270
Commercial [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	350	530
Commercial [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	94	49
Commercial [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	169	174
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	55,487	39,053
Commercial Real Estate [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	55,057	38,678
Commercial Real Estate [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	87	80
Commercial Real Estate [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	5	11
Commercial Real Estate [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	338	284
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	115,845	76,493
Residential Mortgages [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	115,224	75,962
Residential Mortgages [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	201	124
Residential Mortgages [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	95	181
Residential Mortgages [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	325	226
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	54,896	61,959
Other Retail [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	54,382	61,468
Other Retail [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	309	275
Other Retail [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	66	66
Other Retail [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	139	150
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	26,295	22,500
Credit Card [Member] | Current [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	25,780	22,142
Credit Card [Member] | Accruing 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	283	193
Credit Card [Member] | Accruing 90 Days or More Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	231	$ 165
Credit Card [Member] | Nonperforming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 1